INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Property, plant and equipment
As of the beginning of period	$ 46,393,761	$ 40,177,146	$ 46,218,875
As of the end of period	46,218,875	43,834,548	40,177,146	$ 46,393,761
Office equipment
Property, plant and equipment
As of the beginning of period	207,388	194,819	220,698
As of the end of period	220,698	213,437	194,819	207,388
Vehicles
Property, plant and equipment
As of the beginning of period	1,992,556	1,099,603	1,849,887
As of the end of period	1,849,887	1,785,701	1,099,603	1,992,556
Computer equipment and software
Property, plant and equipment
As of the beginning of period	380,386	212,236	308,360
As of the end of period	308,360	123,472	212,236	380,386
Fixture and fittings
Property, plant and equipment
As of the beginning of period	4,701,939	3,508,083	4,460,903
As of the end of period	4,460,903	4,737,396	3,508,083	4,701,939
Machinery and equipment
Property, plant and equipment
As of the beginning of period	9,105,953	4,466,293	8,405,441
As of the end of period	8,405,441	6,336,691	4,466,293	9,105,953
Land and buildings
Property, plant and equipment
As of the beginning of period	29,584,854	30,513,273	30,103,117
As of the end of period	30,103,117	29,969,237	30,513,273	29,584,854
Accumulated depreciation/amortization
Property, plant and equipment
As of the beginning of period	(882,327)	(4,587,248)	(2,302,014)	(270,810)
Adjustment of opening net book amount for application of IAS 29		(5,923,397)
Disposals	(137,956)	(227,201)	(56,569)	(49,179)
Additions	(1,254,657)	(2,450,256)	(2,230,881)	(584,293)
Foreign currency translation	88,385	(626,645)	1,559,142	(76,403)
Revaluation	391,371	(134,921)	1,670,064
As of the end of period	(2,302,014)	(13,225,424)	(4,587,248)	(882,327)
Accumulated depreciation/amortization | Office equipment
Property, plant and equipment
As of the beginning of period	(27,913)	(49,129)	(31,522)	(3,555)
Adjustment of opening net book amount for application of IAS 29		(309,339)
Disposals		(4,007)
Additions	(5,452)	(39,997)	(41,740)	(18,901)
Foreign currency translation	1,843	(21,224)	24,133	(5,457)
As of the end of period	(31,522)	(415,682)	(49,129)	(27,913)
Accumulated depreciation/amortization | Vehicles
Property, plant and equipment
As of the beginning of period	(144,267)	(560,691)	(373,215)	(119,177)
Adjustment of opening net book amount for application of IAS 29		(750,195)
Disposals	(95,792)	(205,618)	(42,928)	(49,179)
Additions	(334,019)	(621,974)	(434,632)	(75,633)
Foreign currency translation	9,279	(91,594)	204,228	1,364
As of the end of period	(373,215)	(1,818,836)	(560,691)	(144,267)
Accumulated depreciation/amortization | Computer equipment and software
Property, plant and equipment
As of the beginning of period	(80,132)	(207,402)	(118,169)	(14,283)
Adjustment of opening net book amount for application of IAS 29		(486,143)
Disposals	(31,486)	(769)	(13,641)
Additions	(77,461)	(99,350)	(195,386)	(59,548)
Foreign currency translation	7,938	(40,059)	92,512	(6,301)
As of the end of period	(118,169)	(832,185)	(207,402)	(80,132)
Accumulated depreciation/amortization | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(68,137)	(318,582)	(204,171)	(1,126)
Adjustment of opening net book amount for application of IAS 29		(912,404)
Additions	(145,044)	(397,989)	(286,024)	(153,424)
Foreign currency translation	9,010	(72,059)	171,613	86,413
As of the end of period	(204,171)	(1,701,034)	(318,582)	(68,137)
Accumulated depreciation/amortization | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(386,899)	(937,736)	(746,828)	(132,669)
Adjustment of opening net book amount for application of IAS 29		(2,121,816)
Disposals	(10,678)	(16,807)
Additions	(408,975)	(673,784)	(741,508)	(134,648)
Foreign currency translation	38,368	(180,281)	550,600	(119,582)
As of the end of period	(746,828)	(3,896,810)	(937,736)	(386,899)
Accumulated depreciation/amortization | Land and buildings
Property, plant and equipment
As of the beginning of period	(174,979)	(2,513,708)	(828,109)
Adjustment of opening net book amount for application of IAS 29		(1,343,500)
Additions	(283,706)	(617,162)	(531,591)	(142,139)
Foreign currency translation	21,947	(221,428)	516,056	(32,840)
Revaluation	391,371	(134,921)	1,670,064
As of the end of period	$ (828,109)	$ (4,560,877)	$ (2,513,708)	$ (174,979)